UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (154.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.8%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$1,500,000	$1,225,740
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,449,570
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	250,000	222,615
6s, 8/1/25	B/P	650,000	611,143
			3,509,068

Arizona (3.7%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	955,580
Ser. A, 5.85s, 3/1/28	Baa3	250,000	242,070
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,500,000	1,698,615
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	1,800,000	1,813,536
7 1/4s, 12/1/19	B+/P	1,000,000	1,005,900
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	470,000	478,305
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,750,000	3,767,813
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	495,335
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. New Mexico), Ser. A, 6.3s, 12/1/26	Baa3	535,000	534,968
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	503,765
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,022,831
Salt Verde, Fin. Corp. Gas Rev. Bonds
5s, 12/1/37	Aa3	330,000	276,203
5s, 12/1/32	Aa3	1,570,000	1,341,910
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,000,000	946,240
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	500,000	496,005
			15,579,076

Arkansas (2.3%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa1	4,600,000	4,943,298
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BB/P	840,000	817,866
Baxter Cnty., Hosp. Rev. Bonds, 5s, 9/1/22	Baa2	750,000	708,645

Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,400,000	1,344,630
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	325,000	329,700
Springdale, Sales & Use Tax Rev. Bonds, FSA
4.05s, 7/1/26	Aaa	1,000,000	960,670
4s, 7/1/27	Aaa	710,000	697,902
			9,802,711

California (9.5%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	345,000	346,032
CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	Aaa	3,400,000	3,406,358
(CA-NV Methodist), 5s, 7/1/26	A+	740,000	738,231
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A	2,500,000	2,179,975
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Class C, 1.8s, 11/1/26	A-1+	5,000,000	5,000,000
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	1,808,903
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,510,960
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,950,000	3,535,843
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,040,000	863,897
5s, 9/2/30	BB+/P	250,000	212,310
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	999,140
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	300,000	281,409
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,490,000	1,348,778
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,775,000	118,525
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	1,100,000	1,170,543
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	1,940,560
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	750,000	585,128
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	500,000	479,610
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	846,747
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	734,043
Roseville, Natural Gas Fin. Auth. Rev. Bonds, 5s,
2/15/12	A1	400,000	401,404
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,245,000	1,208,833
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	500,000	516,185
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	3,135,000	3,135,219
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	851,683
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	3,415,000	2,145,884
Vernon, Natural Gas Fin. Auth. Mandatory Put Bonds,
Ser. A-4, MBIA, 5s, 8/3/09	AAA	3,780,000	3,798,673
			40,164,873

Colorado (2.9%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. C-2, 2.1s, 3/1/36	VMIG1	600,000	600,000
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	425,000	390,796
(Valley View Hosp. Assn.), 5 1/2s, 5/15/28	BBB	3,495,000	3,324,898
(Evangelical Lutheran), 5 1/4s, 6/1/23	A3	1,000,000	972,830
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B
zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,228,900
zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,560,140

Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	AA	930,000	1,008,845
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	325,000	201,308
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. C1, MBIA,
5 1/2s, 9/1/24	AAA	1,000,000	1,024,650
			12,312,367

Connecticut (0.2%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	716,603

Delaware (0.3%)
DE State Rev. Bonds (Beebe Med. Ctr.), Ser. A, 5s,
6/1/30	Baa1	1,000,000	882,440
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	100,000	83,091
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	500,000	464,110
			1,429,641

District of Columbia (0.2%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB/F	17,500,000	850,150

Florida (8.3%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	730,000	655,270
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	BB/P	960,000	978,134
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	1,591,820
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	BB/P	465,000	454,412
Ser. B, 5 1/8s, 11/1/09	BB/P	80,000	79,558
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,410,000	1,427,696
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	1,100,000	1,208,130
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
5 1/4s, 6/1/21	BBB+	3,725,000	3,663,351
5 1/4s, 6/1/19	BBB+	655,000	654,411
Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	470,000	480,754
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	390,000	309,251
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	155,000	152,853
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	Baa2	400,000	398,400
AMBAC, 5s, 12/1/34	AAA	525,000	526,864
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	500,000	511,905
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	900,000	722,799
Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	2,500,000	2,253,850
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	336,464
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	1,100,308
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	575,000	452,289
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	1,500,000	1,329,645
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds, Ser.
A, 6.8s, 5/1/38	BB-/P	250,000	244,355
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	500,000	499,985
6.7s, 11/15/19	Ba1	1,335,000	1,365,104
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32

(Prerefunded)	A2	500,000	555,755
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	990,000	792,584
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	2,195,000	1,789,671
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	1,240,000	985,515
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	1,500,000	1,632,855
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	970,000	823,501
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,850,000	1,413,049
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	665,000	432,210
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	700,000	679,357
5.4s, 5/1/37	BB-/P	450,000	375,278
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	470,000	465,817
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,035,000	776,964
Ser. B, 5s, 11/1/13	BB-/P	630,000	565,236
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	985,000	785,685
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,250,000	1,104,763
6 1/4s, 5/1/22	BB-/P	695,000	629,475
			35,205,323

Georgia (7.0%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 2.4s,
11/1/41	VMIG1	12,200,000	12,200,000
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Ser. C-2, AMBAC,
4 5/8s, 4/1/10	AA	4,500,000	4,555,215
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,262,860
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	600,000	552,588
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,256,852
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	AA	3,800,000	3,807,296
Main St. Natural Gas, Inc. Rev. Bonds
Ser. A, 6 1/4s, 7/15/33	A1	1,000,000	914,250
(GA Gas), Ser. A, 6s, 7/15/22	A1	3,500,000	3,290,770
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	575,000	491,809
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	600,000	583,776
			29,915,416

Hawaii (0.3%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,490,000	1,256,457

Idaho (0.7%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	950,000	942,011
Madison Cnty., Hosp. COP
5 1/4s, 9/1/20	BBB-	1,480,000	1,431,145
5 1/8s, 9/1/14	BBB-	500,000	507,665
5 1/8s, 9/1/13	BBB-	250,000	254,173
			3,134,994

Illinois (3.6%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	AA	105,000	108,500
Chicago, Board of Ed. VRDN, Ser. C-1, FSA, 2.35s,
3/1/31	VMIG1	6,970,000	6,970,000
Du Page Cnty., Special Svc. Area No. 31 Special Tax

Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	350,000	294,518
5.4s, 3/1/16	BB-/P	260,000	253,045
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	750,000	792,240
IL Fin. Auth. Rev. Bonds
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	1,150,000	1,142,629
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	187,334
(Silver Cross Hosp. & Med.), 6s, 8/15/23	A	2,345,000	2,405,337
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	934,660
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	590,916
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	390,820
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	168,115	148,533
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	500,000	374,655
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	500,000	482,525
			15,075,712

Indiana (1.8%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	555,000	495,321
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	650,000	637,228
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,351,400
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	3,500,000	3,316,180
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A	500,000	502,015
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	457,489
			7,759,633

Iowa (3.5%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	4,480,000	5,298,227
Ser. A, 5 1/4s, 7/1/17	BBB-	1,040,000	985,358
Ser. A, 5s, 7/1/19	BBB-	2,750,000	2,497,165
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care
Initiatives), Ser. A, 5 1/2s, 7/1/25	BBB-	950,000	853,347
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	750,000	704,505
6s, 11/15/24	BB/P	200,000	195,314
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BBB-/F	800,000	758,696
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	3,250,000	2,754,083
Ser. C, 5 3/8s, 6/1/38	BBB	1,250,000	998,575
			15,045,270

Kansas (1.0%)
Burlington, Env. Impt. Mandatory Put Bonds (Pwr. &
Lt.), Ser. A2, FGIC, 5s, 4/1/10	A	4,250,000	4,241,033

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	305,000	333,270
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 1/2s, 10/1/20	A-/F	1,040,000	1,074,518
6 1/2s, 10/1/20 (Prerefunded)	AAA/P	675,000	740,239
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa2	500,000	502,505
			2,650,532

Louisiana (3.3%)
De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 11/1/18	BBB	1,285,000	1,120,122
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	246,125

LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26
(Prerefunded)	AAA/P	1,720,000	1,859,544
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	1,000,000	1,081,130
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	4,250,000	4,188,970
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	482,575
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	2,700,000	2,363,715
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB-	2,750,000	2,755,033
			14,097,214

Maine (1.1%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,655,000	1,654,470
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	3,000,000	2,934,030
			4,588,500

Maryland (2.6%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.),
Ser. A, 5s, 1/1/27	BBB+	2,000,000	1,874,060
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 6s, 1/1/43	BBB-	710,000	698,782
(WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	450,000	432,716
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	1,500,000	1,575,405
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	606,660
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	450,000	416,664
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	1,700,000	1,657,109
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	998,590
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	400,000	390,592
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	574,086
5 7/8s, 5/1/21	BB/P	2,000,000	1,967,260
			11,191,924

Massachusetts (7.0%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,497,728
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell Village), Ser. A, 6 3/8s, 12/1/25 (Prerefunded)	AAA/P	555,000	574,281
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	500,000	427,050
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	755,000	657,983
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	949,290
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	361,553
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,636,845
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-	550,000	502,761
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/18	A-	420,000	426,896
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	948,696
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	2,475,000	2,963,788
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	Ba2	1,185,000	1,381,722
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	2,591,744
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,259,043
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,450,000	3,530,109
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	1,700,000	1,646,110
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	1,065,000	1,094,458
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,007,580
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	214,465
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,051,126
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	751,793
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	2,150,000	2,159,310
			29,634,331

Michigan (4.1%)
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BBB-	950,000	952,603
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.4s, 7/1/33	VMIG1	6,500,000	6,500,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	275,000	269,041
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	450,000	433,368
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BBB-/F	500,000	461,935
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,534,005
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	970,990
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/30	BBB	500,000	434,695
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	687,677
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,300,000	2,285,763
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,480,559
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,480,000	1,334,146
			17,344,782

Minnesota (2.3%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	2,980,740
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	105,132
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	658,581
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College
of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	1,000,000	1,014,540
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	750,000	747,623
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	303,332
Northfield, Hosp. Rev. Bonds, 5 1/2s, 11/1/18	BBB-	1,140,000	1,162,583
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	400,000	367,376
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Baa3	1,350,000	1,326,740
Ser. B, 5.85s, 11/1/17	Baa3	250,000	251,723
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	850,000	699,746
			9,618,116

Mississippi (1.3%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	2,595,050
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,630,000	1,602,763
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,075,000	1,105,917
			5,303,730

Missouri (7.5%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	1,750,000	1,686,878
5 1/2s, 6/1/16	A+	1,000,000	1,039,330
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	2,000,000	1,977,460
MO State Hlth. & Edl. Fac. Auth., (St. Luke's Health
System) Ser. 2003A, FSA, 51/2s, 11/15/28 (T)	Aaa	10,000,000	10,211,700
MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. B, 2s, 9/1/30	VMIG1	2,800,000	2,800,000
(Washington U. (The)), Ser. D, 1.9s, 9/1/30	VMIG1	1,100,000	1,100,000
(SSM Hlth. Care), Ser. C-1, FSA, 0.95s, 6/1/19	A-1+	10,000,000	10,000,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	305,000	314,931

(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	300,000	306,666
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	415,000	420,885
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,160,000	1,190,230
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	290,000	296,183
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 4.4s, 9/1/14	AAA	375,000	370,466
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 4.3s, 9/1/13	AAA	365,000	364,004
			32,078,733

Montana (0.8%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 2.55s,
1/1/18	P-1	2,600,000	2,600,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	478,070
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	BB-	250,000	253,548
			3,331,618

Nebraska (1.2%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	Aa3	5,200,000	5,090,228
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	61,716	12,343
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	791,466	11,872
			5,114,443

Nevada (3.1%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aa1	2,000,000	2,090,980
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151)
5s, 8/1/20	BB/P	425,000	364,837
5s, 8/1/16	BB/P	1,010,000	923,807
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	975,000	945,311
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	AAA	5,000,000	4,856,100
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	250,000	246,515
Henderson, Local Impt. Dist. Special Assmt. (No.
T-17), 5s, 9/1/18	BB/P	375,000	330,581
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	680,000	435,200
(No. T-18), 5s, 9/1/16	BB-/P	1,925,000	1,593,284
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	1,175,000	1,056,372
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	245,000	225,351
			13,068,338

New Hampshire (1.2%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	610,920
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,829,700
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	2,565,000	2,748,782
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	139
			5,189,541

New Jersey (5.9%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,000,000	862,590
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,250,000	1,429,725
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	3,400,000	3,405,610

(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	477,530
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	957,420
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	380,718
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	958,920
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	4,000,000	3,804,720
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	705,458
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,750,000	1,695,383
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,144,655
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	750,000	712,545
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,058,390
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	712,014
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	Aaa	3,410,000	3,852,993
Ser. 1A, 5s, 6/1/29	BBB	1,100,000	860,222
			25,018,893

New Mexico (0.3%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa3	1,800,000	1,465,506

New York (12.5%)
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	447,470
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	689,168
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,960,000	1,992,360
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,622,292
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.)
Ser. C, 5 5/8s, 11/15/14	Baa2	400,000	400,276
Ser. A, 5.45s, 11/15/12	Baa2	500,000	499,390
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	BB/P	200,000	205,328
Ser. A, 6 1/4s, 3/1/15	BB/P	1,775,000	1,791,809
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	790,000	767,280
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	200,000	218,816
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	1,086,787
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	6,975,000	6,305,679
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	3,425,000	2,130,590
(Jetblue Airways Corp.), 5s, 5/15/20	B-	325,000	224,032
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	855,234
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/09	Ba2	1,000,000	1,011,680
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,000,000	974,570
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	713,625
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	3,800,000	3,848,526
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$3,200,000) (RES)	BB/P	3,200,000	3,206,720
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	500,000	501,110
Port. Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	200,132
(JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	AA	15,000,000	15,209,700
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Rev.
Bonds (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	B+	670,000	670,000
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	2,700,000	2,865,024

(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28
(Prerefunded)	AAA	1,000,000	1,084,170
(Jeffersons Ferry), 5s, 11/1/15	BBB-	975,000	981,396
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	963,090
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	807,472
			53,273,726

North Carolina (4.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,500,000	1,546,215
Ser. A, 5 3/4s, 1/1/26	Baa1	3,000,000	3,020,520
Ser. C, 5.3s, 1/1/15	Baa1	1,500,000	1,545,600
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	970,000	982,174
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	1,000,000	994,740
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,862,120
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,075,179
(Pines at Davidson), Ser. A, 5s, 1/1/16	A-/F	545,000	561,977
(Pines at Davidson), Ser. A, 4.85s, 1/1/26	A-/F	1,270,000	1,164,882
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	455,705
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,499,720
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	632,366
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	300,000	278,958
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A2	2,000,000	2,080,640
			17,700,796

North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	1,000,000	1,098,720

Ohio (6.3%)
American Muni. Pwr. - Ohio, Inc., Rev. Bonds (Prarie
State Energy Campus PJ-A) AGO, 5 1/4s, 2/15/33 (T)	Aaa	10,000,000	10,217,900
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	9,500,000	7,915,685
5 1/8s, 6/1/24	BBB	1,870,000	1,665,441
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	B-	2,000,000	1,767,220
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,000,000	1,034,630
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	689,521
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,444,504
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,624,770
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	524,185
			26,883,856

Oklahoma (4.5%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,575,000	1,651,199
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	4,575,000	4,562,785
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	2,795,000	2,853,388
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29 (Prerefunded)	AA	4,625,000	4,859,488
5 3/4s, 8/15/29 (Prerefunded)	AAA	3,375,000	3,546,113
Tulsa, Muni. Arpt. Trust Mandatory Put Bonds, Ser. B,
5.65s, 12/1/08	B	1,750,000	1,735,808
			19,208,781

Oregon (1.0%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds

(Terwilliger Plaza)
6 1/2s, 12/1/29	BB-/P	2,900,000	2,799,283
Ser. A, 5 1/4s, 12/1/26	BB-/P	510,000	439,319
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	1,050,000	1,051,743
			4,290,345

Pennsylvania (5.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded)	AAA	195,000	227,735
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	560,000	637,907
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ba2	5,705,000	4,440,601
(Hlth. Syst.-West PA), Ser. A, 5s, 11/15/28	Ba2	460,000	361,505
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	758,933
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	1,850,000	1,876,751
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	1,147,507
5.3s, 1/1/14	BB/P	690,000	690,607
5.2s, 1/1/13	BB/P	1,000,000	1,002,680
5.1s, 1/1/12	BB/P	400,000	401,468
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,815,000	1,853,968
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	550,000	541,217
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	508,063
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College), 6s, 10/1/25	BBB	925,000	937,543
Delaware Cnty., Indl. Dev. Auth. Poll. Control VRDN
(Exelon), 2.55s, 4/1/21	VMIG1	900,000	900,000
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	500,000	501,295
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	255,000	255,000
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	606,669
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	434,720
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	1,100,000	987,844
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,000,000	999,850
PA Econ. Dev. Fin. Auth. FRB Exempt Fac. Rev. Bonds
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	900,000	909,783
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	952,910
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	2,707,789	271
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	410,000	415,023
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	845,228
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	500,000	479,885
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	543,866
			24,218,829

Puerto Rico (2.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, FGIC, 5 1/2s,
7/1/16	Baa3	3,300,000	3,371,907
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,200,000	1,244,352
6s, 7/1/38	Baa3	1,000,000	1,040,060
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,036,660
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N
Cmnwlth. of PR Gtd., 5 1/2s, 7/1/21	Baa3	1,845,000	1,882,638
Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	Baa3	2,250,000	2,302,335
5s, 7/1/14	Baa3	1,500,000	1,518,285
			12,396,237

Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	1,887,138

South Carolina (2.2%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/30	BBB	175,000	135,326
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	AA	2,500,000	2,468,725
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,418,363
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	BBB+/F	1,600,000	1,811,840
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	996,658
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	123,182
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B
6 3/8s, 5/15/30 (Prerefunded)	BBB	1,300,000	1,448,174
6s, 5/15/22 (Prerefunded)	BBB	1,070,000	1,134,072
			9,536,340

South Dakota (1.0%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	1,952,480
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership Mtg.), Ser. H, 5s, 5/1/28	AAA	515,000	514,526
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	500,275
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes Hlth. Care), 5.65s, 4/1/22	Baa1	1,105,000	1,096,613
			4,063,894

Tennessee (2.8%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33 (Prerefunded)	Aaa	5,200,000	6,199,284
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	1,000,000	910,850
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	1,880,000	2,124,250
6 1/2s, 9/1/26 (Prerefunded)	AAA	1,120,000	1,265,510
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	450,000	426,870
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A,
5 1/4s, 9/1/24	Aa3	1,000,000	928,020
			11,854,784

Texas (12.1%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement)
Ser. A, 7s, 11/15/33	BB-/P	600,000	603,534
5 7/8s, 11/15/18 (SEG)	BB-/P	1,000,000	994,190
Ser. A, 5 7/8s, 11/15/18	BB-/P	20,000	19,884
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	BB-/P	1,450,000	1,312,062
Brazos River, Auth. Poll. Control Ser. D-1, 8 1/4s,
5/1/33	Caa1	1,000,000	974,130
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC), 5s, 3/1/41	Caa1	1,500,000	934,380
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	A3	2,200,000	2,105,906
Dallas, Area Rapid Transit, Sales Tax Rev Bonds Sr.
Lien, 5s, 12/1/33 (T)	Aaa	10,000,000	10,095,700
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	950,000	951,026
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A,
6.1s, 8/1/24	BBB	450,000	419,625
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A2	3,000,000	3,302,880
Houston, Arpt. Syst. Rev. Bonds

(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	387,260
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	8,675,000	6,599,506
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,600,000	1,288,640
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	2,500,000	1,651,200
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX), 5 1/2s, 2/15/32	BBB+	500,000	455,810
Matagorda Cnty., Navigation Dist. TX Poll. Control
Mandatory Put Bonds (Dist. No. 1 AEP Texas Central
Co.), 5 1/8s, 6/1/11	Baa2	1,250,000	1,254,625
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	900,000	824,841
North TX Thruway Auth. Rev. Bonds, Ser. A, 6s, 1/1/25	A2	1,000,000	1,045,240
North TX, Thruway Auth. Rev. Bonds (Toll 2nd Tier),
Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,678,145
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	815,000	810,338
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,566,175
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	425,000	438,218
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	900,000	783,999
(Air Force Village), 5 1/8s, 5/15/27	BBB+/F	4,000,000	3,616,880
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	4,150,000	4,029,567
6s, 7/1/25	Baa3	800,000	801,000
6s, 7/1/19	Baa3	800,000	809,912
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24 (SEG)	AAA	900,000	911,934
			51,666,607

Utah (0.8%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,550,000	1,563,160
7.45s, 7/1/17	B+/P	600,000	601,056
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	1,500,000	1,380,510
			3,544,726

Vermont (0.8%)
VT Hsg. Fin. Agcy. FRN (Single Fam.), Ser. 23, FSA,
5s, 5/1/34	Aaa	1,075,000	1,070,302
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	695,000	693,992
Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	1,575,000	1,558,589
			3,322,883

Virginia (1.9%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	546,378
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	600,000	606,582
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	295,000	297,230
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded)	BB+/P	105,000	118,601
(Westminster-Canterbury), 5s, 10/1/22	BBB-	1,000,000	943,680
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	B-	700,000	599,865
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,500,000	1,441,260
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,038,463
4 7/8s, 7/1/21	BB/P	1,000,000	915,870
Roanoke, Indl. Dev. Auth. Hosp. VRDN (Carilion Hlth.
Syst.), Ser. C-2, FSA, 2.1s, 7/1/27	VMIG1	855,000	855,000
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	700,000	649,838
			8,012,767

Washington (3.0%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,000,000	1,940,420
6 1/2s, 6/1/26	BBB	2,005,000	2,020,398
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 2.4s, 8/15/41	VMIG1	6,500,000	6,500,000
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,345,000	2,254,694
			12,715,512

West Virginia (1.7%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,150,000	2,946,227
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/22	Baa2	725,000	715,829
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B1	3,075,000	2,885,795
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	735,000	725,379
			7,273,230

Wisconsin (2.1%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	3,000,000	3,031,530
6 3/8s, 6/1/32 (SEG)	BBB	5,500,000	5,319,765
Janesville, Poll. Control Rev. Bonds (General Motors
Corp.), 5.55s, 4/1/09	B	500,000	487,716
			8,839,011

Wyoming (0.3%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2	1,500,000	1,338,825

Total municipal bonds and notes (cost $675,314,738)			$658,821,535

PREFERRED STOCKS (1.9%)(a)

		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,053,180
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
4.95% cum. pfd.		2,000,000	2,014,800
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		4,000,000	4,101,480

Total preferred stocks (cost $8,000,000)			$8,169,460

COMMON STOCKS (--%)(a) (cost $1,273,945)

		Shares	Value

Tembec, Inc. (Canada) (NON)		1,750	$6,004

WARRANTS (--%)(a)(NON) (cost $154,422)

	Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	03/03/12	CAD 0.00001	3,889	$1,768

TOTAL INVESTMENTS

Total investments (cost $684,743,105)(b)				$666,998,767

FUTURES CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	58	$6,457,484	Sep-08	$(34,680)
U.S. Treasury Note 10 yr (Short)	273	31,348,078	Sep-08	(290,505)

Total				$(325,185)

NOTES

(a) Percentages indicated are based on net assets of $425,263,506.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at July 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at July 31, 2008 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $685,285,973, resulting in gross unrealized appreciation and depreciation of $12,502,487 and $30,789,693, respectively, or net unrealized depreciation of $18,287,206.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2008 was $3,206,720 or 0.8% of net assets.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2008.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions

(F) Is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at July 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at July 31, 2008 (as a percentage of net assets):

Health care	63.3%
Utilities	22.4
Industrial/Commodity	13.9
Air Transportation	10.1

The fund had the following insurance concentration greater than 10% at July 31, 2008 (as a percentage of net assets):
FSA	13.8%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Tender option bond transaction

The fund may participate in transactions whereby a fixed-rate bond owned by the fund is transferred to a tender option bond trust (“TOB trust”) ,sponsored by a broker, in exchange for residual interests in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the fixed-rate bonds through the inverse floating rate bonds. The inverse floating rate bonds held by the fund gives the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At June 30, 2008, the fund’s investments with a value of $30,525,300 were held by the TOB trust and served as collateral for $15,000,000 in floating-rate bonds outstanding. During the period ended July 31, 2008, the fund incurred imputed interest expense of $15,015 for these investments based on average interest rates from 1.70% to 2.33% .

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008